Property, Plant and Equipment - Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	$ 130,579	$ 121,043
Ending, balances	95,564	130,579
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	83,151	78,034
Ending, balances	43,065	83,151
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	25,160	25,997
Ending, balances	32,607	25,160
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	22,268	17,012
Ending, balances	19,892	22,268
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	(103,693)	(91,679)
Depreciation for the year	(20,659)	(19,370)
Sales and/or disposals for the year	11,462	2,659
Reclassification to assets held for sale (*)	(2,575)
Exchange differences	14,583	4,724
Impairment	(28)	(27)
Ending, balances	(100,910)	(103,693)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	(35,330)	(29,955)
Depreciation for the year	(7,833)	(7,218)
Sales and/or disposals for the year	6,796
Reclassification to assets held for sale (*)	(883)
Exchange differences	14,472	1,843
Ending, balances	(22,778)	(35,330)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	(39,858)	(36,010)
Depreciation for the year	(9,182)	(8,054)
Sales and/or disposals for the year	2,237	2,178
Reclassification to assets held for sale (*)	(987)
Exchange differences	42	2,055
Impairment	(28)	(27)
Ending, balances	(47,776)	(39,858)
Accumulated Depreciation [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, balances	(28,505)	(25,714)
Depreciation for the year	(3,644)	(4,098)
Sales and/or disposals for the year	2,429	481
Reclassification to assets held for sale (*)	(705)
Exchange differences	69	826
Ending, balances	$ (30,356)	$ (28,505)